Expense Example, No Redemption {- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-12 - Fidelity Advisor® Growth Opportunities Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Growth Opportunities Fund-Class A
Expense Example, No Redemption:
1 Year	$ 675
3 Years	887
5 Years	1,116
10 Years	1,773
Fidelity Advisor Growth Opportunities Fund-Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Growth Opportunities Fund-Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,916
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	978
Fidelity Advisor Growth Opportunities Fund-Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835